FINANCIAL INSTRUMENTS - RISK MANAGEMENT	12 Months Ended
Jun. 30, 2022
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
FINANCIAL INSTRUMENTS - RISK MANAGEMENT

15.    FINANCIAL INSTRUMENTS – RISK MANAGEMENT

a)Principal financial instruments

The principal financial instruments used by the Group, from which financial instrument risk arise, are as follows:

-	Cash and cash equivalents
-	US Treasuary bills
-	Financial assets at fair value through profit or loss
-	Trade receivables
-	Other receivables
-	Trade and other payables
-	Bank overdrafts
-	Other loans
-	Financed payment for the acquisition of business
-	Convertible notes

The Group is exposed to financial risks: market risk (including currency risk, interest rate risk and fair value risk), credit risk, liquidity risk and capital risk management that arises from its activities and from its use of financial instruments.

This Note provides information on the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes regarding the measurement and management of each risk.

The Group does not use derivative financial instruments to hedge any of the above risks.

b)Financial instruments by category

The following tables show additional information required under IFRS 7 on the financial assets and liabilities recorded as of June 30, 2022, 2021 and 2020.

Financial assets by category

				Mandatorily measured at fair
	Amortized cost			value through profit or loss
Financial asset	06/30/2022	06/30/2021	06/30/2020	06/30/2022	06/30/2021	06/30/2020
Cash and cash equivalents	32,912,886	28,327,569	20,176,452	562,380	7,718,544	22,346,409
Other financial assets	884,964	1,523,438	4,713,161	5,136,010	10,735,422	9,045,935
Trade receivables	111,952,722	88,919,911	73,546,633	—	—	—
Other receivables (*)	7,642,707	5,005,283	3,349,901	—	—	—
Total	153,393,279	123,776,201	101,786,147	5,698,390	18,453,966	31,392,344

(*)	Advances expenses and tax balances are not included.

Financial liabilities by category

				Mandatorily measured at fair
	Amortized cost			value through profit or loss
Financial liability	06/30/2022	06/30/2021	06/30/2020	06/30/2022	06/30/2021	06/30/2020
Trade and other payables	125,849,620	72,091,408	57,289,862	—	—	—
Borrowings	145,478,637	124,774,325	104,948,345	—	—	—
Convertible notes	12,559,071	48,664,012	43,029,834	—	—	—
Lease liability	11,751,284	1,140,717	1,109,812	—	—	—
Consideration for acquisition of assets	12,902,790	11,790,533	452,654	—	—	—
Warrants	—	—	—	—	—	1,686,643
Total	308,541,402	258,460,995	206,830,507	—	—	1,686,643

c)Financial instruments measured at fair value

Fair value by hierarchy

According to the requirements of IFRS 7, the Group classifies each class of financial instrument valued at fair value into three levels, depending on the relevance of the judgment associated to the assumptions used for measuring the fair value.

Level 1 comprises financial assets and liabilities with fair values determined by reference to quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 comprises inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices);

Level 3 comprises financial instruments with inputs for estimating fair value that are not based on observable market data.

Measurement at fair value at 06/30/2022	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	562,380	—	—
Other investments	4,403,605	732,405	—

Measurement at fair value at 06/30/2021	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	7,718,544	—	—
US Treasury bills	7,885,937	—	—
Other investments	2,110,414	739,071	—

Measurement at fair value at 06/30/2020	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	22,346,409	—	—
US Treasury bills	7,768,410	—	—
Other investments	1,176,977	100,548	—

Financial liabilities valued at fair value
Private warrants	—	—	1,686,643

Changes in financial liabilities valued at fair value level 3 for the year ended June 30,2020 are set below:

06/30/2020
As of the beginning of the year	2,861,511
Changes in finance results (1)	(1,174,868)
As of the end of the year	1,686,643

(1) The amount of the change in fair value for the year ended June 30,2020 is recognized in “Changes in fair value of financial assets or liabilities and other financial results”. See Note 8.6.

Estimation of fair value

The fair value of marketable securities, mutual funds and US Treasury Bills is calculated using the market approach using quoted prices in active markets for identical assets. The quoted marked price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

The Group’s financial liabilities, which were not traded in an active market, were determined using valuation techniques that maximize the use of available market information, and thus rely as little as possible on specific estimates of the entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instruments are included in level 2.

If one or more of the significant inputs is not based on observable market data, the instruments are included in level 3.

The Group’s policy is to recognize transfers between different categories of the fair value hierarchy at the time they occur or when there are changes in the circumstances that cause the transfer.There were no transfers between levels of the fair value hierarchy. There were no changes in economic or business circumstances affecting fair value.

The model and inputs used to value the Private warrants at its fair value is mentioned in Note 4.13.

d)Financial instruments not measured at fair value

The financial instruments not measured at fair value include cash and cash equivalents, trade accounts receivable, other accounts receivable, trade payables and other debts, borrowings, financed payments and convertible notes.

The carrying value of financial instruments not measured at fair value does not differ significantly from their fair value, except for borrowings (Note 7.11).

Management estimates that the carrying value of the financial instruments measured at amortized cost approximates their fair value.

e)General objectives, policies and processes

The Board of Directors has overall responsibility for establishing and monitoring the Group’s risk management objectives and policies and, whilst retaining ultimate responsibility for them, it has delegated the function to design and operate processes that ensure the effective implementation of the objectives and policies to the management that periodically reports to the Board of Directors on the evolution of the risk management activities and results. The overall objective of the Board of Directors is to set policies that seek to reduce risk as much as possible without unduly affecting the Group’s competitiveness and flexibility.

The Group’s risk management policy is established to identify and analyze the risks facing the Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. The risks and methods for managing the risks are reviewed regularly in order to reflect changes in market conditions and the Group’s activities. The Group, through training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all the employees understand their roles and obligations.

The Group seeks to use suitable means of financing to minimize the Group’s capital costs and to manage and control the Group’s financial risks effectively. There have been no substantive changes in the Group’s exposure to financial instrument risks, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods unless otherwise stated in this Note.

The Group adopted a code of ethics applicable to its principal executive, financial and accounting officers and all employees.

The principal risks and uncertainties facing the business, set out below, do not appear in any particular order of potential materiality or probability of occurrence.

f)Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty fails to meet its contractual obligations, which derives mainly from trade and other receivables, as well as from cash and deposits in financial institutions.

The credit risk to which the Group is exposed is mainly defined in the Group’s accounts receivable followed by cash and cash equivalents, with the logical importance of being able to satisfy the Group’s needs in the short term.

Trade and other receivables

Credit risk is the risk of financial loss to the Group if a customer or counterparty fails to meet its contractual obligations and derives mainly from trade receivables and other receivables generated by services and product sales, as well as from cash and deposits in financial institutions. The Group is also exposed to political and economic risk events, which may cause nonpayment of local and foreign currency obligations to the Group owed by customers, partners, contractors and suppliers.

The Group sells seeds and integrated products, crop protection products, crop nutrition products, and other products and services to a diverse base of customers. Customers include multi-national and local agricultural companies, distributors, and farmers who purchase the Group’s seed products, integrated products, crop protection products and crop nutrition products. Type and class of customers may differ depending on the Group’s business segments.

The Group’s management determines concentrations of credit risk by periodically monitoring the credit worthiness rating of existing customers and through a monthly review of the trade receivables’ aging analysis. In monitoring the customers’ credit risk, customers are grouped according to their credit characteristics.

The Group’s policy is to manage credit exposure to counterparties through a process of credit rating. The Group performs credit evaluations of existing and new customers, and every new customer is examined thoroughly regarding the quality of its credit before offering the customer transaction terms. The examination made by the Group includes outside credit rating information, if available.

Additionally, and even if there is no independent outside rating, the Group assesses the credit quality of the customer taking into account its financial position, past experience, bank references and other factors. A credit limit is prescribed for each customer. These limits are examined periodically. Customers that do not meet the Group’s criteria for credit quality may do business with the Group on a prepayment basis or by furnishing collateral satisfactory to the Group. The Group may still seek collateral and guarantees as it may consider appropriate regardless the credit profile of any customer.

In monitoring customer credit risk, the customers are grouped according to a characterization of their credit, based on geographical location, industry, aging of receivables, maturity, and existence of past financial difficulties. Customers defined as “high risk” are classified into the restricted customer list and are supervised by management. In a case of a doubtful debt, the Group records a provision for the amount of the debt less the value of the collateral provided and acts to realize the collateral.

To cover trade receivables, the Group has a credit insurance from Grupo Insur SRL, which periodically analyzes its customer portfolio.

The financial statements contain specific provisions for doubtful debts, which properly reflect, in Management’s estimate, the loss embedded in debts, the collection of which is doubtful. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the statement of financial position after deducting any impairment allowance

On that basis, the loss allowance as of June 30, 2022 was determined as follows:

	Gross carrying
	amount-trade	Expected Loss	Loss
	receivables	rate	allowance
Current	78,359,306	0.25%	199,472
More than 15 days past due	4,499,792	0.48%	21,764
More than 30 days past due	2,046,717	0.40%	8,113
More than 60 days past due	3,245,229	0.22%	7,033
More than 90 days past due	9,650,281	0.17%	16,089
More than 120 days past due	776,148	0.17%	1,294
More than 180 days past due	12,810,095	0.17%	21,751
More than 365 days past due	6,866,736	100%	6,866,736
Total 06/30/2022	118,254,304		7,142,252

Cash and deposits in banks

The Group is exposed to counterparty credit risk on cash and cash equivalent balances. The Group holds cash on deposit with a number of financial institutions. The Group manages its credit risk exposure by limiting individual deposits to clearly defined limits. The Group only deposits with high quality banks and financial institutions.

The maximum exposure to credit risk is represented by the carrying amount of cash and cash equivalents in the statement of financial position.

g)Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting its financial obligations when they come due.

The Group’s approach to managing its liquidity risk is to manage the profile of debt maturities and funding sources, maintaining sufficient cash, and ensuring the availability of funding from an adequate amount of committed credit facilities. The Group’s ability to fund its existing and prospective debt requirements is managed by maintaining diversified funding sources with adequate committed funding lines from high quality lenders.

The liquidity risk of each of the Group entities is managed centrally by the Group’s finance team.

The cash flow forecast is determined at both an entity level and Consolidated level. The forecasts are reviewed by the Board of Directors in advance, enabling the Group’s cash requirements to be anticipated. The Group examines the forecasts of its liquidity requirements in order to ascertain that there is sufficient cash for the operating needs, including the amounts required in order to settle financial liabilities.

The following table sets out the contractual maturities of financial liabilities:

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2022	months	months	years	five years	years
Trade and other payables	57,094,063	71,093,030	—	—	—
Borrowings	13,087,870	56,356,858	77,961,511	—	—
Convertible notes	—	—	12,559,071	—	—
Leasing liabilities	366,413	1,105,619	10,352,317	—	—
Total	70,548,346	128,555,507	100,872,899	—	—

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2021	months	months	years	five years	years
Trade and other payables	17,379,825	44,023,803	9,266	—	—
Borrowings	26,399,791	57,195,372	53,290,976	—	—
Convertible notes	—	—	48,664,012	—	—
Leasing liabilities	374,642	2,154,835	755,932	—	—
Total	44,154,258	103,374,010	102,720,186	—	—

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2020	months	months	years	five years	years
Trade and other payables	28,150,681	29,130,428	463,568	—	—
Borrowings	35,863,852	34,810,916	43,799,397	—	—
Convertible notes	—	—	43,029,834	—	—
Leasing liabilities	196,717	625,463	483,725	—	—
Total	64,211,250	64,566,807	87,776,524	—	—

As of June 30, 2022, 2021 and 2020 the Group had no exposure to derivative liabilities.

h)Currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rate. Currency on foreign exchange risk arises when the Group enters into transactions denominated in a currency other than its functional currency. Part of our business activities is conducted in Argentine pesos. However, some of our subsidiaries using the Argentine peso as their functional currency also have significant transactions denominated in U.S. dollars, mainly with respect to sales and financing activities.

Our policy is, where possible, to allow the Group entities to settle liabilities denominated in U.S. dollars with the cash generated from their own operations in U.S. dollars. We have liabilities denominated in U.S. dollars in entities utilizing the Argentine peso as functional currency, which expose us to foreign currency exchange risks. Such risks are partially mitigated by our revenues, which are denominated in U.S. dollars (mainly exports) or Argentine pesos but adjusted to reflect changes in U.S. Dollars.

We do not use foreign exchange derivatives to hedge our foreign exchange rate exposure. We periodically evaluate the use of derivatives and other financial instruments to hedge our foreign exchange rate exposure, but do not have any exchange rate related financial instruments in place.

The table below sets forth our net exposure to currency risk as of June 30, 2022, 2021 and 2020:

Net foreign currency position	06/30/2022	06/30/2021	06/30/2020
Amount expressed in US$	(56,798,395)	(50,608,592)	(52,968,976)

Considering only this net currency exposure as of June 30, 2020, if an Argentine peso/US dollar revaluation or depreciation in relation to other foreign currencies with the remaining variables remaining constant, would have a positive or a negative impact on comprehensive income as a result of foreign exchange gains or losses.

We estimate that a devaluation or an appreciation of the Argentine peso against the U.S. dollar of 20% during the year ended June 30, 2022 would have resulted in a net pre-tax loss or gain of approximately $11.4 million (Argentine peso amount expressed in US$).

i)Interest rate risk

The Group’s financing costs may be affected by interest rate volatility. Borrowings under the Group’s interest rate management policy may be fixed or floating rate. The Group maintains adequate committed borrowing facilities and holds most of its financial assets primarily in cash or checks collected from customers that are readily convertible into known amounts of cash.

The Group’s interest rate risk arises from long-term borrowings. Borrowings issued at floating rates expose the Group to cash flow interest rate risk. Borrowings issued at fixed rates expose the Group to fair value interest rate risk. The Group has not entered into derivative contracts to hedge this exposure.

The Group’s debt composition is set out below.

	06/30/2022	06/30/2021	06/30/2020
	Carrying	Carrying	Carrying
	amount	amount	amount
Fixed-rate instruments
Current financial liabilities	(71,694,064)	(73,125,807)	(62,490,975)
Non-current financial liabilities	(96,205,253)	(108,236,265)	(84,253,034)

Variable-rate instruments
Current financial liabilities	(2,655,966)	(3,660,050)	(1,230,760)
Non-current financial liabilities	(385,215)	(206,748)	(456,064)

Holding all other variables constant, including levels of our external indebtedness, as of June 30, 2022 a one percentage point increase in floating interest rates would increase interest payable by less than $ 0.1 million.

The Company does not use derivative financial instruments to hedge its interest rate risk exposure.

j)Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

The Group manages its capital structure and makes adjustments to it in the light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Group may adjust the amount of any dividends it could pay to shareholders, return capital to shareholders, issue new shares, or sell assets to reduce debt.